Inventories (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Spare tires	5,907	5,195
Job materials	0	1,072
Manufacturing raw materials	0	2,609
Finished goods	0	1,962
Total inventories	5,907	10,838